UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

       Dodge & Cox Funds
       One Sansome Street, 35th Floor
       San Francisco, CA  94104

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        Dodge & Cox Stock Fund

3. Investment Company Act File Number: 811-173

    Securities Act File Number: 2-11522

4(a). Last day of fiscal year for which this notice is filed:

               December 31, 2002

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
               ((See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.             Calculation of registration fee:

      (i) Aggregate sale price of securities sold                $ 8,674,748,060
          during the fiscal year pursuant to                     ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or $ 2,371,299,692
          repurchased during the fiscal year:       ---------------

    (iii) Aggregate price of securities redeemed or          $ -0-
          repurchased during any PRIOR fiscal year --------------- ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

     (iv) Total available redemption credits [add               -$ 2,371,299,692
          Items 5(ii) and 5(iii):                               ----------------

      (v) Net Sales - if Item 5(I) is greater than               $ 6,303,448,368
          Item 5(iv) [subtract Item 5(iv) from Item             ----------------
          5(i)]:

     (vi) Redemption credits available for use in           $ -0-
          future years -- if Item 5(i) is less than --------------
          Item 5(iv) [subtract Item 5(iv)from Item
          5(i)]:

    (vii) Multiplier for determining registration                     x .0000809
          fee (See Instruction C.9):                            ----------------

   (viii) Registration fee due (multiply Item 5(v)              =$    509,948.97
          by Item 5(vii) (enter "0" if no fee is                ================
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                +$         N/A
                                                                ----------------

8. Total of the amount of the registration fee due plus any interest due [line5(viii) plus line7]:
                                                                 =$   509,948.97
                                                                ================

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: March 27, 2003


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means



                                SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                                    /s/ John M. Loll
                                    -------------------------------------
                                    John M. Loll, Treasurer


     Date: March 28, 2003


* Please print the name and title of the signing officer below the signature.

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

       Dodge & Cox Funds
       One Sansome Street, 35th Floor
       San Francisco, CA  94104

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        Dodge & Cox Balanced Fund

3. Investment Company Act File Number: 811-173

    Securities Act File Number: 2-11522

4(a). Last day of fiscal year for which this notice is filed:

               December 31, 2002

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
               ((See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.             Calculation of registration fee:

      (i) Aggregate sale price of securities sold                $ 4,150,057,835
          during the fiscal year pursuant to                     ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or $ 1,758,597,569
          repurchased during the fiscal year:       ---------------

    (iii) Aggregate price of securities redeemed or          $ -0-
          repurchased during any PRIOR fiscal year --------------- ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add               -$ 1,758,597,569
          Items 5(ii) and 5(iii):                               ----------------

      (v) Net Sales - if Item 5(I) is greater than               $ 2,391,460,266
          Item 5(iv) [subtract Item 5(iv) from Item             ----------------
          5(i)]:

     (vi) Redemption credits available for use in           $ -0-
          future years -- if Item 5(i) is less than -------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(i)]:

    (vii) Multiplier for determining registration                     x .0000809
          fee (See Instruction C.9):                            ----------------

   (viii) Registration fee due (multiply Item 5(v)              =$    193,469.14
          by Item 5(vii) (enter "0" if no fee is                ================
          due):

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                +$         N/A
                                                                ----------------

8. Total of the amount of the registration fee due plus any interest due [line5(viii) plus line7]:
                                                                 =$   193,469.14
                                                                ================

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: March 27, 2003


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means



                                SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                                    /s/ John M. Loll
                                    -------------------------------------
                                    John M. Loll, Treasurer


     Date: March 28, 2003


* Please print the name and title of the signing officer below the signature.

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

       Dodge & Cox Funds
       One Sansome Street, 35th Floor
       San Francisco, CA  94104

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

           Dodge & Cox Income Fund

3. Investment Company Act File Number: 811-173

    Securities Act File Number: 2-11522

4(a). Last day of fiscal year for which this Form is filed:

               December 31, 2002

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). ((See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.                 Calculation of registration fee:

      (i) Aggregate sale price of securities sold               $  2,573,522,903
          during the fiscal year pursuant to                    ----------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or $ 787,759,403
          repurchased during the fiscal year:     ---------------

    (iii) Aggregate price of securities redeemed or        $ -0-
          repurchased during any PRIOR fiscal year ------------- ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add               -$   787,759,403
          Items 5(ii) and 5(iii):                               ----------------

      (v) Net Sales - if Item 5(i) is greater than               $ 1,785,763,500
          Item 5(iv) [subtract Item 5(iv) from Item             ----------------
          5(i)]:

     (vi) Redemption credits available for use in          $ -0-
          future years -- if Item 5(i) is less than ------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(i)]:

    (vii) Multiplier for determining registration                     x .0000809
          fee (See Instruction C.9):                            ----------------

   (viii) Registration fee due (multiply Item 5(v)              =$    144,468.27
          by Item 5(vii) (enter "0" if no fee is                ================
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                +$         N/A
                                                                ----------------

8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                 =$   144,468.27
                                                                ================

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: March 27, 2003


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means



                                SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                                    /s/ John M. Loll
                                    -------------------------------------
                                    John M. Loll, Treasurer


     Date: March 28, 2003


* Please print the name and title of the signing officer below the signature.

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

       Dodge & Cox Funds
       One Sansome Street, 35th Floor
       San Francisco, CA  94104

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

           Dodge & Cox International Stock Fund

4. Investment Company Act File Number: 811-173

    Securities Act File Number: 2-11522

4(a). Last day of fiscal year for which this Form is filed:

               December 31, 2002

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). ((See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.                 Calculation of registration fee:

      (i) Aggregate sale price of securities sold               $    175,960,259
          during the fiscal year pursuant to                    ----------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or $ 65,837,104
          repurchased during the fiscal year:    ---------------

    (iii) Aggregate price of securities redeemed or        $ -0-
          repurchased during any PRIOR fiscal year ------------- ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add               -$    65,837,104
          Items 5(ii) and 5(iii):                               ----------------

      (v) Net Sales - if Item 5(i) is greater than               $   110,123,155
          Item 5(iv) [subtract Item 5(iv) from Item             ----------------
          5(i)]:

     (vi) Redemption credits available for use in          $ -0-
          future years -- if Item 5(i) is less than ------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(i)]:

    (vii) Multiplier for determining registration                     x .0000809
          fee (See Instruction C.9):                            ----------------

   (viii) Registration fee due (multiply Item 5(v)              =$      8,908.96
          by Item 5(vii) (enter "0" if no fee is                ================
          due):


7. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                +$         N/A
                                                                ----------------

9.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                =$      8,908.96
                                                                ================

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: March 27, 2003


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means



                                SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                                    /s/ John M. Loll
                                    -------------------------------------
                                    John M. Loll, Treasurer


     Date: March 28, 2003


* Please print the name and title of the signing officer below the signature.